Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.
The consolidated financial statements have been prepared on the historical cost basis except for financial liabilities for cash-settled share-based awards and derivative financial instruments that are measured at fair value.

Changes in accounting policies and disclosures	Changes in accounting policies and disclosures
During the years ended December 31, 2020, 2021 and 2022, there have been a number of new amendments to standards in IFRSs that are effective, which the Group has adopted at their respective effective dates. The adoption of these new amendments to standards had no material impact on the results of operations and financial position of the Group.
The Group has not early adopted the new or amendments to standards that have been issued, but are not effective for the year ended December 31, 2022. The Group has commenced the assessment of the impact of the new or amendments to standards to the Group, but is not yet in a position to state whether their adoption would have a significant impact on the results of operations and financial position of the Group.

Subsidiaries	Subsidiaries
Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company has power over the investee; is exposed, or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affect its returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate there are changes to one or more of the three elements of control listed above.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
The particulars of the Group’s principal subsidiaries as at December 31, 2022, 2021 and 2020 are set out in Note 30.

Foreign currency translation	Foreign currency translation
Items included in the financial statements of each of the Group’s companies are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is Macao patacas (“MOP”). The consolidated financial statements are presented in US$, which is the presentation currency of LVS.
Companies within the Group that have a functional currency different from the presentation currency translate their results of operations and financial position into the presentation currency based on the following:
•Assets and liabilities are translated at the closing rate at balance sheet date;
•Income and expenses are translated at average exchange rates during the year; and
•Translation adjustments arising from this process are recognized in other comprehensive income/(expense) (currency translation differences) and will not be reclassified subsequently to profit or loss.
Gains or losses from foreign currency remeasurements that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in “Other expenses, gains and losses”.

Investment properties	Investment propertiesInvestment properties, principally comprising buildings and building improvements relating to mall operations, are held for long-term rental yields or capital appreciation or both, and are not occupied by the Group. Investment properties currently being constructed or developed are classified as investment properties and stated at cost, less accumulated impairment losses, if any. Investment properties are initially measured at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses, if any. Investment properties are depreciated on a straight-line basis, at rates sufficient to write off their costs over their estimated useful lives of 3 to 50 years. The residual values and useful lives of investment properties are reviewed, and adjusted as appropriate at each balance sheet date. The effects of any revision are included in the consolidated income statement when the changes arise.
Property and equipment	Property and equipment
Property and equipment, except construction-in-progress, are stated at historical cost less accumulated depreciation and amortization and accumulated impairment losses, if any. Leasehold interests in land are classified as leases and commence amortization from the time when the land interest becomes available for its intended use. Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets which do not exceed the lease term for leasehold improvements, as follows:

Leasehold interests in land classified as leases			50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10	–	50 years
Leased buildings and equipment	Lease term
Ferries			20 years
Furniture, fittings and equipment	3	–	20 years
Vehicles	5	–	6 years
The estimated useful lives are based on the nature of the assets as well as current operating strategy and legal considerations, such as contractual life, and are periodically reviewed. Future events, such as property expansions, property developments, new competition or new regulations, could result in a change in the manner in which the Company uses certain assets requiring a change in the estimated useful lives of such assets.
Maintenance and repairs that neither materially add to the value of the asset nor appreciably prolong its life are charged to expense as incurred. Gains or losses on disposition of property and equipment are included in the consolidated income statement.
Construction-in-progress represents property and equipment under construction and is stated at cost, less accumulated impairment losses, if any. This includes the direct costs of purchase, construction and capitalized borrowing costs. Construction-in-progress is not depreciated until such time as the relevant assets are completed and ready for their intended use, at which time they are transferred to the relevant asset category.
The residual values and useful lives of the assets are reviewed, and adjusted as appropriate at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
For assets to be disposed of, the Group recognizes the asset to be sold at the lower of carrying value or fair value less costs of disposal. Fair value for assets to be disposed of is estimated based on comparable asset sales, solicited offers or a discounted cash flow model.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other expenses, gains and losses” in the consolidated income statement.

Intangible assets	Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized on a straight-line basis over their estimated useful lives of 4 years.

Impairment of non-financial assets	Impairment of non-financial assetsFixed assets are reviewed for impairment whenever indicators of impairment exist. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash generating units or “CGU”).
Financial assets	Financial assets
Classification and subsequent measurement of financial assets
Financial assets that meet the following conditions are subsequently measured at amortized cost:
a.the financial asset is held within a business model whose objective is to collect contractual cash flows; and
b.the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income:
a.the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling; and
b.the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at fair value through profit or loss.
The Group’s financial assets primarily consist of cash and cash equivalents, restricted cash and cash equivalents, trade and other receivables and derivative financial instruments.
Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Interest income is recognized by applying the effective interest rate, except for short-term receivables where the recognition of interest would be immaterial.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses (“ECL”) on trade and other receivables which are subject to impairment under IFRS 9 Financial Instruments. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.
a.Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group).
b.Credit-impaired financial assets
A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence of a financial asset that is credit-impaired includes observable data about the following events:
i. Significant financial difficulty of the issuer or the borrower;
ii. A breach of contract, such as a default or past due event;
iii.The Group, for economic or legal reasons relating to the borrower’s financial difficulty, grants to the borrower a concession the lender would not otherwise consider;
iv.It becomes probable the borrower will enter bankruptcy or other financial reorganization; or
v.Observable data indicating there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:
(i)    adverse changes in the payment status of borrowers in the portfolio; or
(ii)    national or local economic conditions that correlate with defaults on the assets in the portfolio.
c.Write-off policy
The Group writes off a financial asset when there is information indicating the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.
d.Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information.
Generally, the ECL is the difference between all contractual cash flows due to the Group in accordance with the contract and the cash flows the Group expects to receive.
Where ECL is measured on a collective basis or for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped based on shared credit risk characteristics and days past due.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
The Group recognizes an impairment gain or loss in profit or loss for trade and other receivables by adjusting their carrying amount through a loss allowance account.
Derecognition of financial assets
The Group derecognizes a financial asset when the consideration was received. On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Cash and cash equivalents	Cash and cash equivalents, restricted cash and cash equivalents and bank depositsCash and cash equivalents include cash and short-term deposits with original maturities of three months or less. Such investments are carried at cost, which is a reasonable estimate of their fair value. Cash equivalents are placed with high credit quality financial institutions. Cash and cash equivalents are considered restricted when withdrawal or general use is legally restricted. The Group determines current or non-current classification based on the expected duration of the restriction. The Group’s restricted cash and cash equivalents includes amounts held in a separate cash deposit account as collateral for bank guarantees and other contractually reserved amounts.
Restricted cash and cash equivalents	Cash and cash equivalents, restricted cash and cash equivalents and bank depositsCash and cash equivalents include cash and short-term deposits with original maturities of three months or less. Such investments are carried at cost, which is a reasonable estimate of their fair value. Cash equivalents are placed with high credit quality financial institutions. Cash and cash equivalents are considered restricted when withdrawal or general use is legally restricted. The Group determines current or non-current classification based on the expected duration of the restriction. The Group’s restricted cash and cash equivalents includes amounts held in a separate cash deposit account as collateral for bank guarantees and other contractually reserved amounts.
Share capital	Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of equity instruments are shown in equity as a deduction, net of tax, from the proceeds.
Financial liabilities	Financial liabilities
The Group’s financial liabilities consist of primarily borrowings and trade and other payables, are initially measured at fair value and subsequently measured at amortized cost, using the effective interest method. The Group’s financial liabilities also may include derivative financial instruments (if any) which are measured at fair value.
Derecognition/substantial modification of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the contractual terms of financial liability are modified such that the revised terms would result in a substantial modification from the original terms, after taking into account all relevant facts and circumstances including qualitative factors, such modification is accounted for as derecognition of the original financial liability and the recognition of new financial liability. The difference between the carrying amount of the financial liability derecognized and the fair value of consideration paid or payable, including any liabilities assumed and derivative components, is recognized in profit or loss.
Non-substantial modifications of financial liabilities
For non-substantial modifications of financial liabilities that do not result in derecognition, the carrying amount of the relevant financial liabilities will be calculated at the present value of the modified contractual cash flows discounted at the financial liabilities’ original effective interest rate. Transaction costs or fees incurred are adjusted to the carrying amount of the modified financial liabilities and are amortized over the remaining term. Any adjustment to the carrying amount of the financial liability is recognized in profit or loss at the date of modification.

Trade payables	Trade payables
Trade payables are obligations to pay for goods or services acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Borrowings	Borrowings and financing costs
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent it is probable some or all of the facilities will be drawn. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence it is probable some or all of the facilities will be drawn, the fee is capitalized as a pre-payment for liquidity services and amortized over the period of the facility to which it relates.
Financing costs incurred for the construction of any qualifying asset which takes a substantial period of time to get ready for its intended use, less any investment income on the temporary investment of related borrowings, are capitalized during the period that is required to complete and prepare the asset for its intended use. Other financing costs, net of interest income, are expensed.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

Financing costs	Borrowings and financing costs
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent it is probable some or all of the facilities will be drawn. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence it is probable some or all of the facilities will be drawn, the fee is capitalized as a pre-payment for liquidity services and amortized over the period of the facility to which it relates.
Financing costs incurred for the construction of any qualifying asset which takes a substantial period of time to get ready for its intended use, less any investment income on the temporary investment of related borrowings, are capitalized during the period that is required to complete and prepare the asset for its intended use. Other financing costs, net of interest income, are expensed.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

Deferred income tax	Current and deferred income tax and gaming tax
Income tax
Income tax expense is comprised of current and deferred tax.
(i)    Current income tax
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which the applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
(ii)    Deferred income tax
Deferred income tax is recognized for temporary differences arising between the tax bases of assets and liabilities and their carrying values in the consolidated financial statements. Deferred income tax is not accounted for if it arises from initial recognition of an asset or a liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) enacted or substantively enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent it is probable future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided for temporary differences arising from investments in subsidiaries, except when the timing of the reversal of the temporary difference can be controlled by the Group and it is probable the temporary difference will not reverse in the foreseeable future.
(iii)    Offsetting
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current income tax	Current and deferred income tax and gaming tax
Income tax
Income tax expense is comprised of current and deferred tax.
(i)    Current income tax
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which the applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
(ii)    Deferred income tax
Deferred income tax is recognized for temporary differences arising between the tax bases of assets and liabilities and their carrying values in the consolidated financial statements. Deferred income tax is not accounted for if it arises from initial recognition of an asset or a liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) enacted or substantively enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent it is probable future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided for temporary differences arising from investments in subsidiaries, except when the timing of the reversal of the temporary difference can be controlled by the Group and it is probable the temporary difference will not reverse in the foreseeable future.
(iii)    Offsetting
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Gaming tax
Gaming tax
According to the gaming subconcession granted by the Macao government and the relevant legislation, the Group is required to pay 35% gaming tax on gross gaming revenue, which represents net wins from casino operations. The Group is also required to pay an additional 4% of gross gaming revenue as public development and social related contributions. Effective January 1, 2023, this special levy was increased to 5% pursuant to the Concession and Gaming Law, which may be reduced or exempted by the Chief Executive when the concessionaire has successfully expanded to foreign tourist source markets in accordance with the Gaming Law.

On a monthly basis, the Group also makes certain variable and fixed payments to the Macao government based on the number of slot machines and table games in its possession. These expenses are reported as “Gaming tax” in the consolidated income statement.

Employee benefits	Employee benefits
(i)    Pension obligations
The Group operates the Private Provident Fund Scheme and Non-Mandatory Central Provident Fund Scheme (collectively, the “Schemes”) through its subsidiaries in Macao. The Schemes are managed by fund management entities and are defined contribution plans. The Group has no further payment obligations once the contributions have been paid to the Schemes managed by fund management entities. The contributions are recognized as employee benefit expenses when they are due and are reduced by contributions forfeited by those employees who leave the scheme prior to the contributions being fully vested. Prepaid contributions are recognized as an asset to the extent a cash refund or a reduction in the future payments is available.
(ii)    Share-based compensation
Equity-settled share-based payment transactions
Share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized over the employee's requisite service period (generally the vesting period of the equity grant). When the options of the 2009 Equity Award Plan and 2019 Equity Award Plan are exercised, the Company issues new shares. The cash subscribed for the shares issued when the options are exercised is credited to share capital (nominal value) and share premium, net of any directly attributable transaction costs. At the time when the options are exercised, the amount previously recognized in share-based compensation reserve will be transferred to share premium. When the options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share-based compensation reserve will be transferred to retained earnings/(accumulated losses).
The Group recognizes the impact of revisions to the original estimates, if any, in the consolidated income statement, with a corresponding adjustment to equity.
Share-based compensation expense arising from the granting of share options and restricted share units by LVS to the employees of the Group, to the extent of services rendered to the Group, is deemed to have been allocated to the Group as an expense with the corresponding increase in the share-based compensation reserves under equity in the relevant companies comprising the Group.
Cash-settled share-based payment transactions of the Company
For cash-settled share-based payments, a financial liability is recognized for the employee services acquired, measured initially at the fair value of the liability. At the end of each reporting period until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.
(iii)    Annual leave and other paid leave
Employee entitlement to annual leave is recognized when it accrues to employees. A provision is made for the estimated liability for annual leave available and not utilized as a result of services rendered by employees during the year. Employee entitlement to maternity leave is not recognized until the time of leave. Unused sick leave is accrued on a monthly basis.
(iv)    Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of when the Group can no longer withdraw the offer of the termination benefits and when it recognizes any related restructuring costs. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after the balance sheet date are discounted to their present value.
(v)    Bonus plans
The Group recognizes a liability and an expense for bonuses where contractually obliged or where there is a past practice that has created a constructive obligation.

Contingent liabilities	Contingent liabilities
A contingent liability is a possible obligation that arises from past events and whose existence will only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. It can also be a present obligation arising from past events that is not recognized because it is not probable an outflow of economic resources will be required or the amount of the obligation cannot be measured reliably.
A contingent liability is not recognized but is disclosed in the notes to the consolidated financial statements unless the probability of outflow of resources embodying economic benefits is remote. When a change in the probability of an outflow occurs so the outflow is probable, it will then be recognized as a provision.

Revenue recognition	Revenue recognition
Revenue from contracts with customers primarily consists of casino wagers, room sales, food and beverage transactions, rental income from the Company’s mall tenants, convention sales and entertainment and ferry ticket sales. These contracts can be written, oral or implied by customary business practices.
Gross casino revenue is the aggregate of gaming wins and losses. The commissions rebated to gaming promoters and premium players for rolling play, cash discounts and other cash incentives to patrons related to gaming play are recorded as a reduction to gross casino revenue. Gaming contracts include a performance obligation to honor the patron’s wager and typically include a performance obligation to provide a product or service to the patron on a complimentary basis to incentivize gaming or in exchange for points earned under the Group’s loyalty programs.
For wagering contracts that include complimentary products and services provided by the Group to incentivize gaming, the Group allocates the relative stand-alone selling price of each product and service to the respective revenue type. Complimentary products or services provided under the Group’s control and discretion, which are supplied by third parties, are recorded as an operating expense.
For wagering contracts that include products and services provided to a patron in exchange for points earned under the Group’s loyalty programs, the Group allocates the estimated fair value of the points earned to the loyalty program liability. The loyalty program liability is a deferral of revenue until redemption occurs. Upon redemption of loyalty program points for Group-owned products and services, the stand-alone selling price of each product or service is allocated to the respective revenue type. For redemptions of points with third parties, the redemption amount is deducted from the loyalty program liability and paid directly to the third party. Any discounts received by the Group from the third party in connection with this transaction are recorded to other revenue.
After allocation to the other revenue types for products and services provided to patrons as part of a wagering contract, the residual amount is recorded to casino revenue as soon as the wager is settled. As all wagers have similar characteristics, the Group accounts for its gaming contracts collectively on a portfolio basis versus an individual basis.
Hotel revenue recognition criteria are met at the time of occupancy. Food and beverage revenue recognition criteria are met at the time of service. Convention revenues are recognized when the related service is rendered or the event is held. Deposits for future hotel occupancy, convention space or food and beverage services contracts are recorded as deferred revenue until the revenue recognition criteria are met. Cancellation fees for convention contracts are recognized upon cancellation by the customer and are included in other revenues. Ferry and entertainment revenue recognition criteria are met at the completion of the ferry trip or event, respectively. Revenue from contracts with a combination of these services is allocated pro rata based on each service’s relative stand-alone selling price.
The Group’s accounting policy for recognition of revenue from mall tenant operating leases is described in the accounting policy for leases/right-of-use below.

Pre-opening expenses	Pre-opening expensesPre-opening expenses represent personnel and other costs incurred prior to the opening of new properties and are expensed as incurred.
Leases/right-of-use	Leases/right-of-use
As the lessee for leases
The Group leases various land, real estate, vehicles, and equipment. The Group determines if a contract is or contains a lease at the inception or modification of a contract. A contract is, or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset.
The Group’s lease arrangements have lease and non-lease components. The Group applies the practical expedient to account for the lease components and any associated non-lease components as a single lease component for all classes of underlying assets.
The Group applies the recognition exemption for leases with an expected term of 12 months or less and leases of low-value assets. These leases are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The lease liability is initially measured at the present value of fixed lease payments over the expected lease term at commencement date. As the implicit rate is not determinable in most of the Group’s leases, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The expected lease terms include options to extend the lease when it is reasonably certain the Group will exercise such extension option or to terminate the lease when it is reasonably certain the Group will not exercise such termination option.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
The right-of-use asset is initially measured at cost comprising the amount of the initial measurement of lease liability with adjustments, if any, at commencement date, any lease payments made at or before the commencement date less any lease incentives received, any initial indirect costs, and restoration costs. Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. It is subsequently measured at cost less accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liabilities.
In the consolidated balance sheet, the Group presents right-of-use assets that do not meet the definition of “investment property” in “property and equipment” and lease liabilities are presented within “borrowings”. Right-of-use assets that meet the definition of “investment property” are presented within “investment properties”. Right-of-use assets are included within the same category under “property and equipment”, which the corresponding underlying assets would be presented if they were owned.
In the consolidated statement of cash flows, lease payments and any associated interest paid are presented under cash flows from financing activities except for leases with an expected term of 12 months or less and leases of low-value assets which are presented under cash flows from operating activities.
As the lessor/grantor for leases/right-of-use
The Group leases space at several of its integrated resorts to various third parties as part of its mall operations, as well as retail and office space.
Leases for which the Group is a lessor are classified as a finance or operating lease. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases. Leases, in which the Group is the lessor, are substantially all accounted for as operating leases and the lease components and non-lease components are accounted for separately.
When assets are leased/granted out under an agreement for the right-of-use, the asset is included in the consolidated balance sheet based on the nature of the asset. Lease rental/income from right-of-use (net of any incentives given to tenants or to retailers) is recognized over the terms of the lease/right-of-use on a straight-line basis. As such, deferred rent is recognized as a result of a timing difference of revenue recognition over the lease term compared to the billing amount. Turnover fees arising under operating leases/right-of-use are recognized as income in the period in which they are earned.
When the legal system in which the Group operates contains a legal provision governing the change in circumstances which adversely impacts the performance of the lessee or the lessor due to a force majeure event, or a lease contract contains a specific clause that provides for rent reduction or suspension of rent in the event that the underlying assets (or any part thereof) are affected by adverse events beyond the control of the Group and the lessee so as to render the underlying assets unfit or not available for use, the relevant rent reduction or suspension of rent resulting from the relevant legal provision or the specific clause is accounted for as part of the original lease and not as a lease modification. The Group recognizes such rent reduction or suspension of rent in profit or loss in the period in which the event or condition that triggers those payments to occur.

Provisions	ProvisionsProvisions are recognized when (i) the Group has a present legal or constructive obligation as a result of past events; it is probable an outflow of resources will be required to settle the obligation; and (ii) the amount has been reliably estimated. Provisions are not recognized for future operating losses.Provisions are measured at the present value of management's best estimate of the expenditure to be required to settle the present obligation at the reporting date. The pre-tax discount rate used to determine the present value reflects current market assessments of the value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.
Fair value measurements	Fair Value MeasurementsUnder IFRS 13 Fair value measurement (“IFRS 13”), fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. IFRS 13 also establishes a valuation hierarchy for inputs in measuring fair value that maximizes the use of observable inputs (inputs market participants would use based on market data obtained from sources independent of the Group) and minimizes the use of unobservable inputs (inputs that reflect the Group’s assumptions based upon the best information available in the circumstances) by requiring the most observable inputs be used when available. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the assets or liabilities, either directly or indirectly. Level 3 inputs are unobservable inputs for the assets or liabilities. Categorization within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement.